INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 77,975	$ 11,484	¥ 173,328
Time deposits	817,475	120,401	1,325,737
Short-term investments	237,418	34,968	121,126
Accounts receivable, net	334,329	49,241	200,675
Inventories, net	91,938	13,541	73,225
Amounts due from NetEase Group	5,728	844	14,930
Prepayment and other current assets	200,584	29,544	120,891
Total current assets	1,765,447	260,023	2,029,912
Non-current assets:
Property and equipment, net	39,488	5,816	24,551
Operating lease right-of-use assets, net	83,463	12,293	23,873
Other assets, net	26,776	3,943	8,128
Total non-current assets	149,727	22,052	56,552
Total assets	1,915,174	282,075	2,086,464
Current liabilities:
Accounts payables	119,175	17,553	62,675
Payroll payable	97,045	14,293	94,488
Amounts due to NetEase Group	38,116	5,614	48,126
Contract liabilities	1,065,563	156,940	456,805
Taxes payable	35,501	5,229	25,977
Accrued liabilities and other payables	583,497	85,940	192,643
Short-term loans from NetEase Group	878,000	129,315	878,000
Total current liabilities	2,816,897	414,884	1,758,714
Non-current liabilities:
Long-term lease liabilities	65,279	9,615	21,206
Other non-current liabilities	4,394	647	5,517
Total non-current liabilities	69,673	10,262	26,723
Total liabilities	2,886,570	425,146	1,785,437
Contingencies (Note 14)
Shareholders' equity/(deficit):
Additional paid-in capital	2,284,677	336,497	2,232,841
Accumulated deficit	(3,200,000)	(475,008)	(1,920,081)
Accumulated other comprehensive loss	(33,993)	(5,007)	(14,527)
Statutory reserves	1,786	263	1,786
Noncontrolling interests	1,177	173	936
Total shareholders' equity/(deficit)	(971,396)	(143,071)	301,027
Total liabilities and shareholders' equity/(deficit)	1,915,174	282,075	2,086,464
Class A ordinary shares [Member]
Shareholders' equity/(deficit):
Ordinary shares	17	3	16
Total shareholders' equity/(deficit)	17		16
Class B ordinary shares [Member]
Shareholders' equity/(deficit):
Ordinary shares	56	$ 8	56
Total shareholders' equity/(deficit)	¥ 56		¥ 56